Note 14 - Commitments and Contingencies (Detail) (USD $)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Number of Vessels Under Construction						4
Purchase Commitment, Remaining Minimum Amount Committed						$ 96,000,000
Significant Purchase Commitment Amount Advanced						19,200,000
Contractual Charter Revenue	$ 3,867,250	$ 14,602,350	$ 30,687,955	$ 54,449,200	$ 77,966,166